Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Maximum maturity days for cash equivalents	90 days	90 days
Restricted investments	$ 1,401,000	$ 1,401,000
Restricted cash	8,185,000	8,185,000
Credit losses	0	$ 0
Impairment losses on long lived assets	0
Revenue related to sales-based royalties	$ 0
Minimum percentage of likelihood of tax benefit being realized upon settlement	50.00%